Shareholder Report, Average Annual Return (Details) 190607_Bright Rock Mid Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.31%	6.14%	10.65%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	17.02%	12.80%	15.08%
Russell Midcap Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return Index
Average Annual Return, Percent	8.22%	6.34%	13.19%